Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy for those Assets and Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Fair Value Hierarchy for those Assets and Liabilities [Line Items]
Derivative liability	$ 5,838	$ 4,689		$ 2,146
Total	5,838	4,689	[1]	2,146
Level 1 [Member]
Schedule of Fair Value Hierarchy for those Assets and Liabilities [Line Items]
Derivative liability
Total
Level 2 [Member]
Schedule of Fair Value Hierarchy for those Assets and Liabilities [Line Items]
Derivative liability
Total
Level 3 [Member]
Schedule of Fair Value Hierarchy for those Assets and Liabilities [Line Items]
Derivative liability	5,838	4,689		2,146
Total	$ 5,838	$ 4,689		$ 2,146

[1]	Derived from audited information